Other Income and Expenses - Schedule of Finance Income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Finance Income [Abstract]
Interest income	¥ 2,434	¥ 9	¥ 33
Interest income on net investments in subleases			1
Total finance income	¥ 2,434	¥ 9	¥ 34